Commitments and Contingencies Contingencies Accrued Liability (Policies)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Contingency Accrued Liabilities [Policy Text Block]
In the ordinary course of business, we may become party to lawsuits, administrative proceedings and governmental investigations, including environmental, regulatory and other matters. The outcome of these matters cannot always be predicted accurately, but we will accrue liabilities for these matters if the amount is probable and can be reasonably estimated.